[THE AMERICAN FUNDS GROUP(R)]

THE BOND FUND OF AMERICA
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 1998

[cover: BFA certificate rolled up]

THE BOND FUND OF AMERICA(SM)
seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

Results at a Glance
assuming distributions reinvested or interest compounded for periods ended 6/30/98

                                 Lifetime
                                  (since inception on 5/28/74)

                                 6-month         12-month        Total return    Average
                                 return          return                          annual
                                                                                 compound
                                                                                 return

The Bond Fund of America         +3.7%           +9.0%           +974.6%+        10.4%
Lehman Brothers                  +3.9            +10.5           +831.4 (1)      +9.7 (1)
 Aggregate Bond Index
Lipper Corporate A-Rated         +3.8            +10.4           +805.1          +9.6
 Bond Funds Average(2)
Average savings institution(3)   +1.9            +3.8            + 341.5         +6.4
Consumer Price Index(4)          +1.1            +1.7            +235.4          +5.2


The bond market index is unmanaged.
1 The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Corporate Bond Index was used.
2 Lipper averages do not include the effects of sales charges.
3 Based on figures from U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.
4 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the average annual compound returns with all distributions reinvested for periods ended June 30, 1998, assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $25,000 or more):


10 years: +8.86%; 5 years: +6.17%; 12 months: +3.82%


The fund's 30-day yield as of July 31, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 6.29%.


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.


FELLOW SHAREHOLDERS:

    Domestic bond markets continued to gain momentum during the first half of 1998. With inflation barely visible on the economic horizon, optimistic investors pushed bond prices higher, sending yields on longer term securities to their lowest levels in decades.


    U.S. bonds were also the beneficiaries of a so-called "flight to quality" in which investors around the world, encouraged by a strong U.S. dollar and fearful of turbulent markets overseas, sought the relative safety of dollar-denominated assets. Foreign investors have been enthusiastic buyers of U.S. bonds; they now own about one-third of all U.S. Treasury securities outstanding.


    Throughout the period, The Bond Fund of America continued to produce a generous stream of current income. Shareholders who reinvested monthly dividends totaling 48.5 cents a share received an income return of 3.5% for the six months ended June 30. That return, and a modest increase in share value, contributed to a total return of 3.7%.


    On a relative basis, the fund's 3.7% total return just about kept pace with the 3.8% average for the 150 corporate A-rated bond funds tracked by Lipper Analytical Services during the period and the 3.9% return for the Lehman Brothers Aggregate Bond Index, which is unmanaged and has no expenses.

[Begin sidebar]

GOOD BOND SELECTION AND WIDE DIVERSIFICATION HAVE BEEN KEY TO BFA'S LONG TERM RECORD.

[End sidebar]

Over the past 12 months, BFA produced a total return of 9.0%, bringing its total return since beginning operations in 1974 to 974.6% - an average compound return of 10.4% a year.


A look at the portfolio
    While broad market movements obviously influence overall results, good individual bond selection and wide diversification have been key to the fund's long-term record. BFA's portfolio is the product of extensive, ongoing research into the health of bond issuers, the relative value of securities in the marketplace and their appropriateness for the fund.


    BFA is unusually well-diversified. The lion's share of the portfolio is held in a combination of investment-grade and lower rated corporate bonds, many of which have continued to do well in the current low-interest-rate environment. Another sector that contributed to results was U.S. Treasury securities, which account for 18% of net assets. These bonds appreciated considerably during the period, in part on expectations that a reduced federal budget deficit should slow the pace of bond issuance by the government. Mortgage- and asset-backed securities, at 21% of net assets, continued to provide a yield advantage, although a recent upsurge in the rate of refinancing has raised concerns about the market prices of these instruments relative to other bonds. Meanwhile, the strong dollar pared returns somewhat on securities denominated in non-U.S. currencies. At 8% of net assets, however, they constitute a relatively small portion of BFA's holdings.


Going forward
    Looking ahead, the fundamentals underpinning the bond market appear quite solid. Despite strong consumer demand and a tight labor market, inflationary pressures have thus far been offset by an Asia-induced slowdown in business activity that has helped take some steam out of the U.S. economy. While we are cautiously optimistic, it is difficult to predict how global events will influence the economic outlook and the prospect for bonds. As always, we will continue to monitor developments that may affect the holdings in your fund.


    We also wish to report that, reflecting the general decline of interest rates over the past few years, the monthly dividend was decreased to 7.75 cents a share from the 8.25 cents a share that had been paid since August 1995. The new dividend took effect with the July payment.

    We look forward to reporting to you again in six months.

Cordially,


/s/ Paul G. Haaga, Jr.            /s/ Abner D. Goldstine


Paul G. Haaga, Jr.                Abner D. Goldstine
Chairman of the Board             President


August 14, 1998



THE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO JUNE 30, 1998
(Unaudited)

[graphic: pie chart divided into seven pieces]
Corporate Bonds 44.6%
Mortgage-/Asset-Backed Securities 20.6%
U.S. Treasuries 18.1%
Non-U.S. Government Bonds and Governmental Authorities 7.2%
Federal Agency Notes & Bonds* 1.3%
Stocks 0.2%
Cash & Equivilents 8.0%

                                                                                          Shares or    Market  Percent
                                                                                         Principal      Value      of
                                                                                             Amount           Net Assets
                                                                                              (000)     (000)
BONDS, NOTES, & PREFERRED STOCKS
INDUSTRIALS, SERVICES & UTILITIES

Telecommunications
NEXTEL Communications, Inc.:                                                                $14,000     13,615     1.43
0%/9.75% 2004(1)                                                                             12,750     12,527
0%/10.125% 2004(1)                                                                           66,000     43,065
9.75% 2007(1,2)                                                                               3,250      2,194
10.65% 2007(1)                                                                               28,750     18,328
9.95% 2008(1,3)                                                                       15000  shares     16,708
Series D, 13.00% exchangeable preferred,  redeemable 2009 (USA)(4)                    22000  shares     22,947
11.25%, exchangeable preferred, redeemable, 2010(3,4)                                       $78,787     45,562     0.50
CellNet Data Systems, Inc. Units 0%/14.00% 2007(1,5)
Omnipoint Corp.:                                                                             12,778     18,877     0.48
Units 12.00% 2000(2,5,6)                                                                     18,200     19,292
11.625% 2006                                                                                    120      5,700
7.00% convertible preferred(3)
Clearnet Communications Inc.:(1)                                                            C$45825     20,595     0.46
0%/11.75% 2007                                                                               53,500     21,495
0%/10.40% 2008
QWest Communications International Inc.:                                                    $26,000     19,500     0.40
0%/9.47% 2007(1)                                                                              5,000      5,763
10.875% 2007                                                                                 15,000     10,800
0%/8.29% 2008(1,3)                                                                           28,530     32,250     0.36
Orion Network Systems, Inc. Units 11.25% 2007(5)
Viatel, Inc.:                                                                                16,750     10,134     0.31
Units 0%/12.50% 2008(1,3)                                                                    DM8500      4,936
Units 11.15% 2008(2,3)                                                                      $12,750     13,388
11.25% 2008(3)                                                                               37,881     25,190     0.28
McCaw International, Ltd. Units 0%/13.00% 2007(1,5)                                          21,000     21,787     0.24
Comcast Cellular 9.50% 2007
Centennial Cellular Corp.:                                                                   15,500     16,120     0.24
8.875% 2001                                                                                   5,000      5,600
10.125% 2005                                                                                 19,250     19,250     0.21
American Cellular Corp. 10.50% 2008(1)                                                        7,500     18,375     0.20
Global TeleSystems Group 8.75% convertible debentures 2000(1,2)
COLT Telecom Group PLC:                                                                       5,255      5,092     0.20
Units 0%/12.00% 2006(1,6)                                                                    DM9500      5,582
8.875% 2007                                                                                   L4000      7,080
10.125% 2007                                                                                $15,125     15,617     0.17
US Xchange 15.00% 2008(3)
Omnipoint Communications Inc.:                                                                6,000      6,000     0.17
Loan Tranche B 8.875% 2006(2,3)                                                               9,336      9,336
Loan Tranche A Unit 8.875% 2006(2)                                                           17,568     14,531     0.16
Comunicauiaen CelulAr SA Units 0%/13.125% 2003(1,6)                                          13,250     13,221     0.15
US WEST Capital Funding, Inc.  6.25% 2005                                                    12,750     12,367     0.14
CCPR Services, Inc. 10.00% 2007
WorldCom, Inc.:                                                                               4,796      5,217     0.12
8.875% 2006                                                                                   5,500      5,966
7.75% 2007                                                                                    8,530      9,767     0.11
MobileTelecomm 13.50% 2002                                                                   13,400      8,777     0.10
Pinnacle Holdings Inc. 0%/10.00% 2008(1,3)                                                 ARP10500      8,716     0.10
CEI Citicorp Holdings SA 11.25% 2007(3)                                                       8,250      8,250     0.09
NEXTLINK Communications, Inc. 9.00% 2008(3)                                                  11,000      7,590     0.08
Crown Castle International Corp. 0%/10.625% 2007(1)                                          11,750      7,109     0.08
PageMart Wireless, Inc. 11.25% 2008(1)                                                        6,000      6,945     0.08
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                                 6,857      6,439     0.07
Teletrac Holdings, Inc. Units 14.00% 2007(5)                                                  4,500      3,307     0.07
Esat Telecom Group PLC 0%/12.50% 2007!1)                                                      4,004      3,080
Esat Holdings Ltd. Units 0%/12.50% 2007(1,5)                                                  5,980      5,863     0.06
Conecel Holdings Ltd., Units Series A, 14.00% 2000(3,5)                                       6,000      4,380     0.05
Intermedia Communications Inc. 0%/11.25% 2007(1)                                              4,505      4,956     0.05
Globalstar LP Units 11.375% 2004(5)                                                           6,000      3,990     0.05
Telesystem International Wireless Inc. 13.25% 2007(1)                                         3,500      3,736     0.04
Northern Telecom Ltd. 8.75% 2001                                                              3,000      3,375     0.04
Nextlink Capital, Inc. 12.50% 2006                                                            5,750      3,213     0.03
SpectraSite Holdings, Inc. 12.00% 2008(1,3)                                                   4,200      2,856     0.03
PTC International Finance BV  10.75% 2007(1)                                                  2,750      2,674     0.03
Level 3 Communications, Inc. 9.125% 2008(3)
MobileMedia Communications, Inc.:(7)                                                          6,600      1,848     0.03
0%/10.50% 2003(1)                                                                             2,450        809
9.375% 2007                                                                                   2,500      2,534     0.03
IMPSAT Corp. 12.375% 2008(3)
RCN Corp.:                                                                                    2,750      1,767     0.03
0%/11.125% 2007(1)                                                                              750        773
10.00% 2007                                                                                   2,500      2,531     0.03
Teligent, Inc. 11.50% 2007                                                                    2,500      2,487     0.03
PanAmSat Corporation 6.125% 2005(3)                                                           4,000      2,355     0.03
NEXTEL International, Inc. 12.125% 2008(1,3)                                                  6,994        874     0.01
Geotek Communications, Inc. 0%/15.00% 2005(1,7)                                                        685,008     7.57


Transportation
Continental Airlines, Inc., pass-through certificates:(8)                                     2,454      2,519     0.96
Series 1997-1C, 7.42%  2007                                                                     990      1,056
Series 1997-1B, 7.46% 2014                                                                    1,898      2,132
Series 1996-2B, 8.56% 2014                                                                    3,844      3,999
Series 1996-A, 6.94% 2015                                                                    12,975     13,901
Series 1996-B, 7.82% 2015                                                                     4,805      5,587
Series 1996-C, 9.50% 2015                                                                     4,385      4,867
Series 1996-2D, 11.50% 2016                                                                  30,000     31,127
Series 1997-4A, 6.90% 2018                                                                   21,000     21,428
Series 1198-1A,  6.648% 2019
Jet Equipment Trust:(3)
Series 1994-A, Class B1, 10.91% 2006                                                          6,535      7,760     0.65
Series 1994-A, 11.79% 2013                                                                    4,000      5,541
Series 1995-B, 10.91% 2014                                                                    5,000      6,613
Series 1995-D, 11.44% 2014                                                                   10,000     13,684
Series 1995-B, Class A, 7.63% 2015                                                            4,204      4,499
Series 1995-B, Class C, 9.71% 2015                                                            5,500      6,755
Series 1995-A, Class C 10.69% 2015                                                           10,500     13,970
Airplanes Pass Through Trust, pass-through certificates,                                     41,798     44,041     0.49
 Series 1, Class C, 8.15%  2019(8)
Atlas Air, Inc., Pass-Through Trusts, Series 1998-1, Class A,  7.38% 2018(3,8)               41,000     42,085     0.46
USAir, Inc.:
Series 1993-A1, pass-through certificate, 8.625% 1998(8)                                      5,000      5,015     0.46
9.625% 2001                                                                                   3,996      4,156
1990 Equipment Trust Certificates:
Series A, 10.28% 2001                                                                           754        802
Series B, 10.28% 2001                                                                           754        802
Series C, 10.28% 2001                                                                           530        563
Series 1993-A2, pass-through trust, 9.625% 2003(8)                                            2,500      2,713
Enhanced Equipment Notes:
Class B, 7.50% 2009                                                                           9,161      9,702
Class C, 8.93% 2009                                                                           8,409      9,542
Series 1993-A3, pass-through trust, 10.375% 2013(8)                                           7,250      8,177
Delta Air Lines, Inc.:(8)
pass-through certificates, Series 1992-A2, 9.20% 2014                                        11,500     13,811     0.38
1990 Equipment trust certificates:(3)
Series I, 10.00% 2014                                                                         5,000      6,237
Series J, 10.00% 2014                                                                        10,000     12,474
Series F, 10.79% 2014                                                                         1,700      2,294
United Air Lines, Inc., pass-through certificates:(8)
Series 1995-A1, 9.02% 2012                                                                   10,638     12,053     0.24
Series 1995-A2, 9.56% 2018                                                                    8,000      9,967
Alaska Airlines:
Series A, 9.50% 2010                                                                          2,252      2,576     0.16
Series B, 9.50% 2010                                                                          2,869      3,277
Series C, 9.50% 2010                                                                          2,757      3,180
Series D, 9.50% 2012                                                                          4,657      5,406
Ford Motor Co. Credit Co. 5.25% 2008                                                        DM16000      8,837     0.10
American Airlines, Inc., pass-through certificates, Series 1991-C2, 9.73% 2014(8)            $6,000      7,484     0.08
Teekay Shipping Corp. 8.32% 2008                                                              6,000      6,210     0.07
Union Pacific Capital Trust 6.25% TIDES convertible preferred(3)                      111000 shares      5,194     0.06
MC-Cuernavaca Trust 9.25% 2001(3)                                                             3,556      3,405     0.04
                                                                                                       375,441     4.15

Diversified Media & Cable Television
NTL Inc.:
0%/10.875% 2003(1)                                                                            9,500      9,500     0.52
0%/12.75% 2005(1)                                                                            17,750     15,709
Series B, 10.00% 2007                                                                        10,000     10,700
9.50% 2008(3)                                                                                 L2000      3,269
9.75% 2008(1,3)                                                                             $12,500      8,156
TKR Cable I, Inc. 10.50% 2007                                                                36,500     40,157     0.45
Tele-Communications, Inc.:
8.75% 2023                                                                                   $8,000      8,486     0.44
9.25% 2023                                                                                   10,000     11,665
TCI Communications, Inc.:
8.00% 2005                                                                                   10,000     10,919
8.75% 2015                                                                                    7,500      9,029
Time Warner Inc.:
9.125% 2013                                                                                   7,000      8,519     0.37
7.25% 2017                                                                                   16,000     16,688
6.95% 2028                                                                                    8,500      8,524
News America Holdings Inc.:
8.625% 2014                                                                                  A$3250      2,243     0.27
7.43% 2026                                                                                  $20,500     21,840
Hearst-Argyle Television, Inc. 7.00% 2018                                                    18,500     18,748     0.21
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                                             21,000     17,535     0.19
Cablevision Industries Corp.:
8.125% 2009                                                                                   9,250      9,921     0.17
9.875% 2013                                                                                   5,000      5,525
Comcast Corp. 10.25% 2001                                                                    13,000     14,282     0.16
Globo Comunicacoes E Partcipacoes Ltd.:
10.50% 2006(3)                                                                               13,100     11,987     0.15
10.50% 2006                                                                                   2,000      1,830
TeleWest PLC:
9.625% 2006                                                                                   4,700      4,959
0%/11.00% 2007(1)                                                                             8,000      6,600     0.13
Multicanal Participacoes SA 12.625% 2004                                                      9,250      9,250     0.10
Vanguard Cellular Systems, Inc. 9.375% 2006                                                   6,000      6,300     0.07
Comcast Cable Communications, Inc. 8.375% 2007                                                5,000      5,592     0.06
FrontierVision 11.00% 2006                                                                    2,500      2,763     0.03
                                                                                                       300,696     3.32

Broadcasting & Publishing
Chancellor Media Corp. of Los Angeles:
8.125% 2007                                                                                  21,000     21,289     0.41
8.75% 2007                                                                                   15,125     15,768
Falcon Holding Group, L.P.:(3)
0%/9.285% 2010(1)                                                                            30,250     19,133     0.37
8.375% 2010                                                                                  14,750     14,602
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
0%/9.75% 2007(1)                                                                             19,250     13,283     0.29
8.875% 2007                                                                                  12,750     13,005
Lenfest Communications, Inc.:
8.375% 2005                                                                                   9,000      9,563     0.22
7.625% 2008(3)                                                                                6,750      6,893
8.25% 2008(3)                                                                                 3,250      3,372
Cox Radio, Inc.:(3)
6.25% 2003                                                                                    2,000      1,991     0.18
6.375% 2005                                                                                  14,000     14,082
Young Broadcasting Inc.:
10.125% 2005                                                                                  3,500      3,798     0.15
8.75% 2007                                                                                    9,250      9,666
Chancellor Radio Broadcasting Co. 9.375% 2004                                                12,500     13,187     0.15
Adelphia Communications Corp.:
9.25% 2002                                                                                    4,000      4,140     0.13
8.375% 2008                                                                                   7,500      7,425
V2 Music (Holdings) PLC:(1,3)
Dollar Units 0%/14.00% 2008                                                                   8,250      4,249     0.12
Sterling Units 0%/14.00% 2008                                                                 7,875      6,772
American Radio Systems Corp. 9.00% 2006                                                      10,080     10,786     0.12
Century Communications Corp.:
8.75% 2007                                                                                    6,200      6,525     0.12
0.00% 2008                                                                                    8,900      4,038
Ziff-Davis Inc. 8.50% 2008                                                                    9,500      9,595     0.10
RBS Participacoes SA 11.00% 2007(3)                                                          10,000      9,000     0.10
Sun Media Corp.:
9.50% 2007                                                                                    3,834      4,045     0.06
9.50% 2007                                                                                    1,305      1,370
Grupo Televisa, SA  0%/13.25% 2007(1)                                                         5,500      4,400     0.05
STC Broadcasting, Inc. 11.00% 2007                                                            3,250      3,551     0.04
Newsquest Capital PLC 11.00% 2006                                                             2,850      3,221     0.03
Fox Family Wordwide, Inc.:
0%/10.25% 2007(1)                                                                             1,250        813     0.03
9.25% 2007                                                                                    1,750      1,759
EZ Communications, Inc. 9.75% 2005                                                            1,250      1,366     0.01
                                                                                                       242,687     2.68

Health & Personal Care
Columbia/HCA Healthcare Corp.:
6.50% 1999                                                                                    7,000      6,966     0.80
6.125% 2000                                                                                   8,500      8,256
6.41% 2000                                                                                    1,000        984
7.60% 2001                                                                                    1,750      1,761
7.15% 2004                                                                                    1,500      1,470
6.91% 2005                                                                                   11,410     11,082
7.00% 2007                                                                                   12,750     12,221
8.85% 2007                                                                                   20,830     22,306
8.70% 2010                                                                                    1,250      1,317
9.00% 2014                                                                                    5,650      6,056
Integrated Health Services, Inc.:
5.75% convertible debentures 2001                                                             3,500      4,034     0.56
10.25% 2006(2)                                                                                9,350     10,063
Series A, 9.50% 2007                                                                         11,175     11,706
Series A, 9.25% 2008                                                                         24,000     24,930
Paracelsus Healthcare Corp. 10.00% 2006                                                      20,575     20,369     0.22
Nationwide Health Properties Inc., preferred, 7.677% set-up                           100000 shares      9,565     0.11
Tenet Healthcare Corp.:
8.00% 2005                                                                                    6,000      6,165     0.10
8.125% 2008(3)                                                                                3,000      3,008
McKesson Corp.:
6.30% 2005                                                                                    1,750      1,739     0.08
6.40% 2008                                                                                    5,500      5,461
Mariner Health Group, Inc. 9.50% 2006                                                         6,500      6,890     0.08
Unison HealthCare Corp. 13.00% 2006(2,3,7)                                                    5,000      2,250     0.02
                                                                                                       178,599     1.97

Energy & Related Companies
Pioneer Natural Resources Company 7.20% 2028                                                 27,500     26,753     0.30
McDermott Inc. 9.375% 2002                                                                   13,250     14,188     0.27
J. Ray McDermott, S.A. 9.375% 2006                                                            9,500     10,023
Petrozuata Finance, Inc., Series A, 7.63% 2009(3)                                            21,280     21,359     0.24
Oil Co. Ltd. 8.90% 2000                                                                      13,905     14,113     0.15
California Energy Co., Inc. 9.875% 2003                                                      11,000     11,770     0.13
Benton Oil and Gas Co.:
11.625% 2003                                                                                  6,000      6,390     0.13
9.375% 2007                                                                                   5,250      5,119
YPF SA 7.750% 2007                                                                           10,000     10,033     0.11
Kelley Oil & Gas 10.375% 2006                                                                 8,750      8,706     0.10
OXYMAR 7.50% 2016(3)                                                                          8,500      8,575     0.09
Ocean Energy 8.875% 2007                                                                      8,000      8,360     0.09
Forcenergy Inc.:
9.50% 2006                                                                                    2,500      2,500     0.08
8.50% 2007                                                                                    5,000      4,763
Lukinter Finance BV 3.50% convertible debentures 2002(3)                                      6,400      5,696     0.06
BP America Inc. 10.00% 2018                                                                   4,000      4,187     0.05
Pogo Producing Co. 8.75% 2007                                                                 2,250      2,284     0.02
Clark Refining & Marketing, Inc. 8.375% 2007                                                  1,500      1,515     0.02
                                                                                                       166,334     1.84

Miscellaneous Materials & Commodities
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                                                   35,000     25,900     0.44
7.20% 2026                                                                                   18,000     14,040
Doe Run Company:(3)
Floating Interest Rate Senior Note 2003(2)                                                    5,000      5,062     0.23
11.25% 2005                                                                                  16,000     16,240
Texas Petrochemicals Corp. 11.125% 2006                                                      10,500     11,445     0.13
Printpack, Inc.:
Series B, 9.875% 2004                                                                         2,775      2,962     0.09
10.625% 2006                                                                                  4,500      4,826
Anchor Glass Container Corp.:
11.25% 2005                                                                                   7,000      7,507     0.09
9.875% 2008                                                                                   1,000      1,000
Consumers International Inc. 10.25% 2005(2,3)                                                 6,875      7,408     0.08
Impress Metal Packaging Holdings B.V. 9.875% 2007                                           DM12000      7,009     0.08
Key Plastics, Inc. 10.25% 2007                                                               $1,000      1,030     0.01
                                                                                                       104,429     1.15

Forest Products & Paper
Container Corp. of America:
10.75% 2002                                                                                   4,800      5,232     0.38
9.75% 2003                                                                                   18,815     20,226
11.25% 2004                                                                                   8,000      8,620
Copamex Industrias, SA de CV 11.375% 2004                                                    11,880     12,518     0.14
Grupo Industrial Durango, SA de CV:
12.00% 2001                                                                                   3,000      3,165     0.12
12.625% 2003                                                                                  7,625      8,121
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                                                    600        480     0.11
10.00% 2007                                                                                  13,050      9,266
Norampac Inc.:(3)
9.375% 2008                                                                                  C$5000      3,541     0.10
9.50% 2008                                                                                   $5,750      5,851
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                                                   6,000      4,215     0.08
10.75% 2007                                                                                   4,375      3,073
Fort James Corp.:
6.625% 2004                                                                                   3,000      3,045     0.08
6.875% 2007                                                                                   4,000      4,103
Paperboard Industries International Inc. 8.375% 2007                                          4,750      4,798     0.05
Domtar Inc. 8.75% 2006                                                                        3,000      3,160     0.03
                                                                                                        99,414     1.10
Multi-Industry
Wharf International Finance Ltd., Series A, 7.625% 2007                                      25,000     20,000     0.22
Reliance Industries Ltd.:(3)
8.25% 2027                                                                                   10,000      9,160     0.21
10.50% 2046                                                                                     250        226
Series B, 10.25% 2097                                                                        10,750      9,458
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037                                   18,000     14,895     0.16
PDVSA Finance Ltd.  7.40% 2016(3)                                                            10,000      9,829     0.11
Hayes Wheels Int'l Inc. 9.125% 2007                                                           9,000      9,405     0.10
Antenna TV SA 9.00% 2007                                                                      7,000      7,044     0.08
Hermes Euro Railtel BV 11.50% 2007                                                            5,000      5,625     0.06
Federal Mogul 7.75% 2006                                                                      5,000      5,004     0.06
Tenneco Inc. 8.075% 2002 (formerly New Tenneco Inc.)                                          3,000      3,195     0.04
YPF SA 7.25% 2003                                                                             2,500      2,419     0.03
Graham Packaging 0%/10.75% 2009(1,3)                                                          3,500      2,196     0.02
                                                                                                        98,456     1.09

Other
Breed Technologies Inc. 9.25% 2008(3)                                                        27,000     26,392     0.29
Allied Waste North America, Inc. 10.25% 2006                                                 20,250     22,224     0.24
Verio Inc.:(3)
Units 13.50% 2004(5)                                                                          9,072     12,735     0.23
10.375% 2005                                                                                  7,500      7,725
EarthWatch Inc. Units 12.50% 2001(3,6,7)                                                     12,000      9,600     0.11
Tekni-Plex, Inc. 9.25% 2008                                                                   3,500      3,483     0.04
                                                                                                        82,159     0.91

Leisure & Tourism
AMF Group Inc.:
0%/12.25% 2006(1)                                                                             6,550      5,273     0.23
10.875% 2006                                                                                  8,500      9,222
AMF Bowling, Inc. 0% convertible debentures 2018(3)                                          23,100      5,862
Boyd Gaming Corp. 9.25% 2003                                                                 13,725     14,274     0.16
Capstar Hotel Co. 8.75% 2007                                                                 11,400     11,799     0.13
Premier Parks Inc.:(3)
0%/10.00% 2008(1)                                                                             4,500      2,981     0.07
9.25% 2006                                                                                    3,500      3,623
Royal Caribbean Cruises Ltd.:
7.25% 2018                                                                                    2,000      2,062     0.07
7.50% 2027                                                                                    4,000      4,183
Six Flags Entertainment Corp. 8.875% 2006                                                     5,000      5,050     0.06
Mirage Resorts, Incorporated:
6.625% 2005                                                                                   1,000        983     0.05
6.75% 2007                                                                                    1,500      1,475
6.75% 2008                                                                                    1,750      1,714
Rio Hotel & Casino, Inc. 9.50% 2007                                                           3,000      3,180     0.03
Sun International Hotels, Ltd., Sun International North America, Inc. 9.00% 2007              3,000      3,143     0.03
                                                                                                        74,824     0.83
Electrical & Electronics
Hyundai Semiconductor America, Inc.:(3)
8.25% 2004                                                                                    7,705      6,357     0.25
8.625% 2007                                                                                  20,700     16,457
Micron Technology Inc. Convertible Subordinated Note 7.00% 2004                              24,000     22,500     0.25
Pan Pacific Industrial Investments PLC 0% 2007(3)                                            33,500     12,889     0.14
Advanced Micro Devices, Inc. 11.00% 2003                                                      7,000      7,385     0.08
Zilog, Inc. 9.50% 2005(3)                                                                     6,000      4,200     0.05
                                                                                                        69,788     0.77
General Retailing & Merchandising
Woolworth Corp.:
6.98% 2001                                                                                    9,000      9,189     0.16
Series A, 7.00% 2002                                                                          4,000      4,105
8.50% 2022                                                                                    1,000      1,116
K Mart Corp. 9.78% 2020                                                                      12,250     13,857     0.15
Federated Department Stores, Inc.:
8.125% 2002                                                                                   5,000      5,333
7.45% 2017                                                                                    2,000      2,148
7.00% 2028                                                                                    2,000      2,035     0.11
DR Securitized Lease Trust Pass-Through Certificates, Series 1994 K-2, 9.35% 2019(8)          8,000      8,624     0.09
Carr-Gottstein Foods Co. 12.00% 2005                                                          7,500      8,325     0.09
Sunglass Hut Int'l Ltd. 5.25% convertible debentures 2003                                    10,000      8,150     0.09
Randall's Food Markets, Inc. 9.375% 2007                                                      3,500      3,701     0.04
Boyds Collection Ltd. 9.00% 2008(3)                                                           2,460      2,469     0.03
                                                                                                        69,052     0.76
Electrical & Gas Utilities
Israel Electric Corp. Ltd.:(3)
7.10% 2007                                                                                    5,000      4,993     0.48
7.875% 2026                                                                                   8,000      8,145
7.75% 2027                                                                                   25,000     24,952
8.10% 2096                                                                                    5,000      5,141
Energen Corp., Series B, 7.125% 2028                                                          6,000      6,080     0.07
Transener SA 9.25% 2008(3)                                                                    6,250      6,016     0.07
Tennessee Gas Pipeline Co. 7.625% 2037                                                        5,000      5,389     0.06
Williams Companies, Inc. 6.25% 2006                                                           5,000      4,925     0.05
Transcontinental Gas Pipe Line Corp. 6.125% 2005                                              3,000      2,948     0.03
                                                                                                        68,589     0.76
Metals
Inco Ltd.:
9.875% 2019                                                                                   7,500      7,925     0.28
9.60% 2022                                                                                   16,000     17,701
AK Steel Corp. 9.125% 2006                                                                    5,000      5,225     0.06
Pohang Iron & Steel Co., Ltd. 6.625% 2003                                                     4,695      3,801     0.04
Kaiser Aluminum and Chemical Corp. 12.75% 2003                                                2,000      2,125     0.03
                                                                                                        36,777     0.41

Beverages & Tobacco
Standard Commercial Tobacco Co., Inc. 8.875% 2005                                            11,750     11,515     0.13
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                                          7,500      7,687
8.75% 2003                                                                                    2,000      2,040     0.11
Punch Taverns 7.567% 2026                                                                     L5000      8,630     0.09
Sparkling Spring Water Group Ltd. 11.50% 2007                                                $3,750      3,956     0.04
Delta Beverage Group, Inc. 9.75% 2003                                                         2,500      2,619     0.03
                                                                                                        36,447     0.40

Appliances & Household Goods
Friendly Ice Cream Corp. 10.50% 2007                                                         13,000     13,715     0.15
Samsung Electronics Co., Ltd. 7.45% 2002(3)                                                  12,250     10,413     0.12
Lifestyle Furnishings International Ltd. 10.875% 2006                                         9,000      9,923     0.11
                                                                                                        34,051     0.38

Food Retailing
Fage Dairy Industry SA 9.00% 2007                                                            10,000      9,650     0.11
Gruma SA de CV 7.625% 2007                                                                    8,000      7,680     0.09
Nabisco Inc.:
6.85% 2005                                                                                    2,750      2,758     0.04
7.55% 2015                                                                                    1,000      1,012
Home Products International, Inc. 9.625% 2008                                                 3,000      3,000     0.03
                                                                                                        24,100     0.27

Textiles & Apparel
Tultex Corp.:
10.625% 2005                                                                                 11,500     11,931     0.13
9.625% 2007                                                                                  11,500     11,385     0.13
                                                                                                        23,316     0.26
Machinery & Engineering
John Deere Capital Corp. 8.625% 2019                                                         16,850     18,539     0.21
United Defense 8.75% 2007                                                                     2,790      2,811     0.03
                                                                                                        21,350     0.24

Protection Services
Protection One Alarm Monitoring, Inc.:
6.75% convertible debentures 2003                                                             5,000      5,469     0.20
0%/13.625% 2005(1)                                                                           11,074     12,624
Borg-Warner Security Corp. 9.625% 2007                                                        2,250      2,520     0.03
                                                                                                        20,613     0.23

Data Processing & Reproduction
First International Computer Corp. 1.00% convertible debentures 2004                          3,000      3,105     0.03
Maxtor Corp. 5.75% convertible debentures 2012                                                3,000      1,950     0.02
                                                                                                         5,055     0.05

FINANCE

Banking & Thrifts
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(2,3)                75,500     69,838     0.77
Capital One Bank:
8.125% 2000                                                                                   1,500      1,544     0.65
6.97% 2002                                                                                    5,000      5,096
6.375% 2003                                                                                  29,000     29,026
6.78% 2005                                                                                   10,000     10,203
7.15% 2006                                                                                   12,500     12,662
BNP U.S. Funding LLC, Series A, 7.738% 2049(2,3)                                             56,750     56,628     0.63
MBNA Corp., MBNA:
Capital A, Series A, 8.278% 2026                                                             23,000     24,265     0.58
Capital B, Series B, 6.55% 2027(2)                                                           30,000     28,080
NB Capital Corp.:
Series A, 8.35% noncumulative exchangeable preferred (USA)                            18000  shares     18,102     0.44
8.35% preferred                                                                       500000  shares    13,116
NB Capital Trust IV 8.25% 2027                                                                8,000      8,935
IBJ Preferred Capital Company LLC, Series A 8.79%
 noncumulative preferred, Series  (2,3)                                                      40,450     36,937     0.41
SB Treasury Company LLC, Series A 9.40% noncumulative preferred, Series A(2,3)               33,450     33,244     0.37
Bankers Trust New York Corp. 6.70% 2007                                                      30,000     30,645     0.34
Fuji JGB Investment LLC, Series A 9.87% noncumulative preferred, Series A(3,9)               34,000     30,260     0.34
J.P. Morgan & Co. Inc.:
Series A, 5.493% 2012(10)                                                                    10,000      9,227     0.28
Trust II 7.95% 2027                                                                          15,000     16,214
Washington Mutual Capital I Subordinated Capital Income Securities 8.375% 2027               22,000     24,818     0.27
BankAmerica Capital III, BankAmerica Corp., Series 3, 6.1325% 2027(2)                        22,500     22,038     0.24
Barnett Capital I 8.06% 2026                                                                 20,000     21,862     0.24
First Nationwide Holdings Inc.:
10.625% 2003                                                                                  9,750     11,017     0.24
12.50% 2003                                                                                   9,000     10,215
HSBC America Capital 8.38% 2027(3)                                                           19,375     20,733     0.23
Advanta Corp.:
Series D, 6.54% 2000                                                                          5,500      5,303     0.12
Series D, 6.60% 2000                                                                          6,000      5,794
Capital Trust I 8.99% 2026                                                                   10,000      8,027     0.09
BT Capital Trust I 6.656% 2026(2)                                                            17,500     17,430     0.19
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026                                        15,000     17,130     0.19
Royal Bank of Scotland 8.375% 2007                                                            L9400     17,128     0.19
Riggs National Corp.:
8.625% 2026                                                                                  $3,900      4,284     0.19
8.625% 2026(3)                                                                                1,500      1,648
8.875% 2027(3)                                                                               10,000     11,129
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                               12,500     14,641     0.16
Chase Capital II, Global Floating Rate Capital Securities, Series B, 6.0625% 2027(2)         15,000     14,520     0.16
Bayerische Vereinsbank 5.50% 2008                                                           DM24000     13,783     0.15
Chevy Chase Preferred Capital Corp. 10.375% (USA)                                   $24,3000 shares     13,329     0.15
Midland American Capital 12.75% 2003                                                         12,150     12,432     0.14
Capital One Capital I 7.1125% 2027(2,3)                                                      10,000      9,982     0.11
PNC Institutional Capital B, PNC Financial Corp. 8.315% 2027(3)                               8,325      9,275     0.10
Skandinaviska Enskilda Banken 6.875% 2009                                                     8,250      8,454     0.09
Bankers Trust Corp., preferred, 7.875% redeemable 2027                                        8,000      8,425     0.09
Ocwen Financial Corporation 11.875% 2003                                                      6,000      6,600     0.07
Den Danske Bank 7.40% 2010(3)                                                                 6,000      6,364     0.07
Kansallis-Osake-Pankki:
9.75% 1998                                                                                    5,000      5,079     0.07
10.00% 2002                                                                                   1,000      1,127
Bay View Capital 9.125% 2007                                                                  5,500      5,637     0.06
National Westminster Bank PLC 7.75%(2)                                                        5,000      5,367     0.06
The Korea Development Bank:
7.125% 2001                                                                                   1,000        889     0.06
Global 7.375% 2001                                                                            6,000      4,952
Central Fidelity Capital Trust I, Central Fidelity Banks, Inc. 6.758% 2027(2)                 4,350      4,487     0.05
Banco General, SA 7.70% 2002(3)                                                               4,500      4,293     0.05
Merita Bank Ltd. 7.15% (undated)(2,3)                                                         4,000      4,069     0.05
MBI Finance 0% convertible debentures 2001                                                    6,000      3,600     0.04
Great Western Financial Trust III 8.206% 2027                                                 2,055      2,245     0.03
Chevy Chase Bank, FSB 9.25% 2005                                                              2,000      2,030     0.02
Svenska Handelsbanken 8.125% 2007                                                             1,000      1,122     0.01
Dresdner Bank NY 6.625% 2005                                                                  1,000      1,013     0.01
                                                                                                       796,293     8.80

Real Estate
SocGen Real Estate Co. LLC, Series A, 7.64% 2049(3)                                          57,500     57,851     0.64
CarrAmerica Realty Corp.:
6.875% 2008(3)                                                                               16,000     15,863     0.48
Series C, 8.55% cumulative redeemable preferred                                       400000 shares      9,800
Series B, 8.57% cumulative redeemable preferred                                       700000 shares     17,281
Land Securities PLC 9.00% 2000                                                               L12000     26,009     0.29
Felcor Suite Hotels, Inc. 7.375% 2004                                                        18,400     18,171     0.20
Irvine Co., Series A, 7.46% 2006(6)                                                          17,000     17,482     0.19
EOP Operating LP:(3)
6.75% 2008                                                                                   11,500     11,486     0.18
7.25% 2018                                                                                    5,000      5,001
Security Capital Pacific Trust 7.20% 2013                                                    13,500     13,411     0.15
Shopping Center Associates:(3)
6.75% 2004                                                                                   12,000     12,144     0.14
7.625% 2005                                                                                     500        528
ERP Operating LP:
7.95% 2002                                                                                    3,750      3,949     0.14
7.57% 2026                                                                                    8,000      8,530
Irvine Apartment Communities, LP 7.00% 2007                                                  11,000     11,001     0.12
Beverly Finance Corp. 8.36% 2004(3)                                                          10,000     10,895     0.12
Security Capital Industrial Trust:
7.25% 2002                                                                                   $1,000      1,021     0.10
7.875% 2009                                                                                   7,500      8,007
Duke Realty Investments, Inc., preferred,
 Series B, 7.99% cumulative step-up premium rate                                       150000 shares     7,575     0.08
Simon DeBartolo Group, Inc., Series C, preferred,
 7.89% cumulative step-up premium rate                                                 150000 shares     7,379     0.08
IAC Capital Trust (USA)                                                                300000 shares     7,237     0.08
New Plan Realty Trust, Series A, preferred,
7.80% cumulative step-up premium rate                                                  113000 shares     5,625     0.06
Security Capital Atlantic, Class A, preferred 8.625% (USA)                             200000 shares     4,850     0.06
Wellsford Residential Property Trust:
7.25% 2000                                                                                    1,000      1,020     0.02
7.75% 2005                                                                                    1,000      1,064
                                                                                                       283,180     3.13

Financial Services
Household Finance Corp.:
6.206% 2005(2)                                                                                8,000      7,977
6.40% 2008                                                                                   21,750     21,719     0.33
Swire Pacific Capital Ltd. 8.84% cumulative
guaranteed perpetual capital securities(3)                                           1055000 shares     19,633     0.30
Swire Pacific Offshore Financing Ltd. 9.33%
cumulative guaranteed perpetual capital securities(3)                                 400000 shares      7,916
AT&T Capital Corp. 6.60% 2005                                                                22,500     22,660     0.25
Amresco, Inc. 9.875% 2005(3)                                                                 17,750     17,927     0.20
Bell Atlantic Financial Services, Inc. 5.75% 2003(3)                                         16,025     16,345     0.18
Wilshire Financial Services Group, Inc.:
13.00% 2004                                                                                   4,000      4,320     0.18
13.00% 2004                                                                                  11,500     12,420
Nykredit 6.00% 2029                                                                       DKr108000     15,352     0.17
Halifax Building Society 8.75% 2006                                                           L5500     10,280     0.11
Executive Risk Inc. 7.125% 2007                                                             $10,000     10,239     0.11
Associates Corporation of North America 5.85% 2001                                           10,000      9,963     0.11
Wharf Capital International, Ltd. 8.875% 2004                                                10,457      9,439     0.11
William Hill Finance PLC 10.625% 2008(3)                                                      L5093      8,451     0.09
Ocwen Capital Trust I 10.875% 2027                                                           $6,500      7,069     0.08
Fidelity National Financial 0% convertible debentures 2009                                    7,000      6,877     0.08
Imperial Credit Industries Inc. 9.875% 2007                                                   5,000      4,975     0.06
Bankunited Capital Trust, Bankunited Financial Corp., 10.25% 2026                             4,250      4,632     0.05
Beneficial Corp. 12.875% 2013                                                                 3,800      4,012     0.05
Green Tree Financial Corp. 6.50% 2002                                                         4,000      3,941     0.04
ContiFinancial Corp. 8.125% 2008                                                              3,500      3,564     0.04
Spintab AB 6.00% 2009                                                                      SKr23000      3,031     0.03
Lend Lease Ltd. (US) Finance Inc. 6.75% 2005                                                 $1,500      1,504     0.02
Fleet Capital Trust II 7.92% 2026                                                             1,000      1,071     0.01
Deutsche Bank Financial 6.70% 2006                                                            1,000      1,026     0.01
Fleet Financial Group, Inc. 6.375% 2008                                                       1,000      1,010     0.01
Hutchison Whampoa Finance (CI) Ltd. 6.95% 2007(3)                                               250        219     0.00
                                                                                                       237,572     2.62

Insurance
Jefferson Pilot Corp. 8.14% 2046(3)                                                           6,000      6,425     0.07
Lindsey Morden Group Inc. 7.00% 2008                                                        C$16000     10,825     0.12
Terra Nova Insurance (UK) Holdings PLC 7.20% 2007                                           $10,000     10,109     0.11
                                                                                                        27,359     0.30

COLLATERALIZED MORTGAGE/ASSET - BACKED OBLIGATIONS
(Excluding Those Issued by Federal Agencies)(8)

Green Tree Financial Corp., pass-through certificates:
Series 1994-A, Class NIM,  6.90% 2004                                                         4,710      4,709     0.84
Series 1995-A, Class NIM,  7.25% 2005                                                         9,159      9,147
Series 1993-2, Class B, 8.00%  2018                                                           2,250      2,257
Series 1997-A, Class HI-M1,  7.47% 2023                                                       1,000      1,028
Series 1995-8, Class B2, 7.65% 2026                                                           4,000      3,810
Series 1995-6, Class B2, 8.00% 2026                                                           2,450      2,419
Series 1995-9, Class A-5,  6.80% 2027                                                         8,000      8,110
Series 1996-7, Class A6, 7.65% 2027                                                           2,100      2,235
Series 1996-6, Class B2, 8.35% 2027                                                          10,625     10,978
Series 1997-1, Class A-5,  6.86% 2028                                                         1,500      1,536
Series 1996-10, Class A-6, 7.30% 2028                                                         8,500      8,869
Series 1998-4, Class B2, 8.11%2028                                                           13,350     13,488
Series 1997-6, Class A6, 6.90% 2029                                                           7,500      7,673
DLJ Mortgage Acceptance Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006(3)                                                     6,553      6,877
Series 1996-CF2, Class A2, 7.28% 2021(3)                                                      6,000      6,320
Series 1996-CF2, Class A1B, 7.29% 2021(3)                                                    11,200     11,872
Series 1996-CF2, Class B1, 7.53% 2021(3)                                                      2,100      2,174
Series 1995-CF2, Class A1B, 6.85% 2027(3)                                                    30,000     30,882     0.81
Series 1995-CF2, Class B1, 7.50% 2027(3)                                                      4,900      5,044
Series 1996-CF1, Class A1A, 7.28% 2028                                                        9,866     10,220
Morgan Stanley Capital I Inc.:
Series 1995-GA1, Class A-1, 7.00% 2002(3)                                                     6,808      6,837     0.71
Series 1998-HF1, Class A-1, 6.19% 2007(2)                                                    34,436     34,460
Series 1996-WF1, Class A-1, 6.594% 2028(2,3)                                                 10,522     10,592
Series 1996-WF1, Class D, 6.594% 2028(2,3)                                                    2,000      1,975
Series 1998-WF2, Class A-1, 6.34% 2030(2)                                                    10,000     10,075
Asset-Backed Securities Investment Trust, Series 1997-D, 6.79% 2003(3)                       51,000     51,143     0.57
Chase Commercial Mortgage Securities Corp.:
Series 1996-1, Class A1, 7.60% 2005                                                           4,742      5,015     0.52
Series 1997-1, Class A1, 7.27% 2029                                                           9,370      9,703
Series 1998-1, Class A1, 6.34% 2030                                                          31,842     32,116
The Money Store Trust:
Series 1996-D, Class A-12, 6.37% 2011                                                        20,000     20,050
Series 1997-1, Class A-2, 6.81% 2011                                                         17,000     17,117
Series 1996-D, Class A-14, 6.985% 2016                                                        4,000      4,064
Series 1996-C, Class A-3, 7.07% 2016                                                          2,962      2,983     0.49
Asset Securitization Corp.:
Series 1996-D3, Class A-1B, 7.21% 2026                                                        3,000      3,144     0.48
Series 1997-D4, Class A-1A, 7.35% 2029                                                       10,237     10,467
Series 1997-D5, Class A-PS1, Interest Only, 1.005% 2043(2)                                  279,025     29,660
DLJ Commercial Mortgage Corp.:
Series 1998-CF1, Class A-1A, 6.14% 2006(2)                                                   22,140     22,127     0.36
Series 1998-CF1, Class B-1, 7.06% 2009(2)                                                    10,000     10,106
Merrill Lynch Mortgage Investors, Inc.:
Series 1995-C2, Class A-1, 7.325% 2021(2)                                                     1,750      1,779
Series 1995-C2, Class D, 8.095% 2021(2)                                                         673        690
Series 1995-C3, Class A-1, 6.787% 2025(2)                                                     2,471      2,504
Series 1995-C3, Clas  A-3, 7.087% 2025                                                        9,855     10,208
Series  1996-C2, Class A-1, 6.69% 2028(2)                                                    13,872     14,073     0.32
GMAC Commercial Mortgage Securities, Inc:
Series 1997-C1, Class A1, 6.83% 2003                                                         26,338     26,701
Series 1996-C1, Class A2A, 6.79% 2028                                                           943        956     0.31
Deutsche Mortgage & Asset Receiving Corporation:
Series 1998-C1, Class A-1,  6.22% 2031                                                       20,150     20,200     0.28
Series 1998-C1, Class D, 7.231%  2031                                                         5,000      5,081
Aames Mortgage Trust, Series 1996-D, Class A-1B, 6.34% 2012                                  22,000     21,982     0.24
EquiCredit Funding Asset Backed Certificates, Series 1996-A, Class A2, 6.95% 2012            21,000     21,126     0.23
Bear Asset Trust Securities, Series 1997-1, Class A, 6.686% 2006(3)                          20,000     20,026     0.22
G E Capital Mortgage Services:
Series 1994-15, Class A10, 6.00% 2009                                                        16,376     15,706     0.22
Series 1994-9, Class A9, 6.50% 2024                                                           4,482      4,316
IMC Home Equity Loan Trust:
Series 1996-2, Class A2, 6.78% 2011                                                             997        994     0.21
Series 1996-4, Class A3, 6.81% 2011                                                          17,972     18,008
Resolution Trust Corp.:
Series 1991-M5, Class B, 9.00% 2017                                                           1,808      1,808     0.19
Series 1993-C1, Class D, 9.45% 2024                                                           9,352      9,352
Series 1993-C1, Class E, 9.50% 2024                                                             235        235
Series 1993-C2, Class C, 8.00% 2025                                                           3,000      2,999
Series 1993-C2, Class D, 8.50% 2025                                                           2,661      2,661
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC  3.453% 2040(2,3)                    16,687     16,687     0.19
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030(2)                     16,489     16,597     0.18
FIRSTPLUS Home Loan Owner Trust:
Series 1996-4, Class A-3, 6.28% 2009                                                          1,000      1,001     0.18
Series 1997-1, Class A-7, 7.16% 2018                                                         10,000     10,241
Series 1997-3, Class B-1, 7.79% 2023                                                          5,000      4,973
Chase Manhattan Credit Card Master Trust, Series 1996-4, Class A, 6.73% 2003                 15,000     15,136     0.17
Prudential Home Mortgage Securities Co., Inc.:
Series 1993-48, Class A-6, 6.25%  2008                                                        4,466      4,397
Series 1993-34, Class A-1, 7.00% 2023                                                         9,278      9,301     0.15
Structured Asset Notes Transaction, Ltd., Series 1996-A, Class A1, 7.156% 2003(3)            12,851     13,019     0.14
CS First Boston Mortgage Securities Corp., mortgage pass-through certificates:
Series 1998-FL1, Class E, 6.506% 2013(3)                                                     10,000      9,998
Series 1995-MBL1, 6.425% 2030                                                                 2,898      2,893     0.14
Structured Asset Securities Corp., pass-through certificates:
Series 1998-RF1, 8.70% 2021(2,3)                                                              4,413      4,740
Series 1996-CFL, Class A1C, 5.944% 2028(2)                                                    3,981      3,961     0.14
Series 1996-CFL, Class D, 7.034% 2028                                                         2,950      2,963
Series 1996-CFL, Class A2A, 7.75% 2028(2)                                                     1,045      1,050
Grupo Financiero Banamex Accival SA de CV 0% 2002(3)                                         13,436     11,548     0.13
Carco Auto Loan Master Trust, Series 1997-1, Class A 6.689% 2004(2)                          10,895     10,982     0.12
Ditech Home Loan Owner Trust, Series 1998-1, Class B1 9.50% 2029                             10,500     10,235     0.11
Chase Manhattan Bank, N.A., Series 1993-I, Class 2A5, 7.25% 2024                              9,852     10,003     0.11
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A1 6.33% 2004                     9,770      9,837     0.11
Capstead Securities Corp. IV, collateralized mortgage obligations,
 Series 1992-4,  Class J, 18.918% 2022(9)                                                     8,237      8,841     0.10
Mortgage Capital Funding, Inc., Series 1998-MC1 Class A-1 6.417% 2030                         8,416      8,512     0.10
Green Tree Recreational, Equipment and Consumer Trust,
Series 1997-D, Class CTFS, 7.25% 2029                                                         8,500      8,309     0.09
Collateralized Mortgage Obligation Trust, Series 63, Class Z, 9.00% 2020                      7,072      7,444     0.08
Travelers Mortgage Securities Corp., Series 1, Class Z2, 12.00% 2014                          6,586      7,376     0.08
Ryland Acceptance Corp. Four, Series 88, Class E 7.95% 2019                                   6,251      6,486     0.07
Bombardier Capital Mortgage Securitization Corp.:
Series 1998-A, Class A-3 6.23%  2008                                                          2,000      1,992     0.07
Series 1998 -A, Class A-4, 6.65%  2008                                                        4,000      4,025
Residential Funding Mortgage Securities I, Inc.,
Series 1992-S6, Class A-10, 12.489% 2022(9)                                                   5,507      5,755     0.06
Standard Credit Card Master Trust I, credit card participation certificates,
 Series 1994-2A, 7.25% 2008                                                                   5,000      5,342     0.06
Bear Stearns Structured Securities Inc., Series 1997-2, Class AWAC, 3.88% 2036(2,3)           4,327      4,295     0.05
J.P. Morgan Commercial Mortgage Finance Corp., pass-through certificates:
Series 1995-C1, Class A-2, 7.403% 2010                                                        1,000      1,034     0.04
Series 1997-C4, Class A-1, 6.939% 2028                                                        1,241      1,264
Series 1996-C3, Class A-1, 7.330% 2028(2)                                                     1,580      1,644
UCFC Acceptance Corp., home-equity loan pass-through certificates,
 Series 1996-D1, Class A-4, 6.776% 2016                                                       2,400      2,423     0.03
Blackrock Capital Finance LP:(2,3)
Series 1996-C2, Class A, 7.702% 2026                                                            597        597     0.02
Series 1996-C2, Class C, 7.962% 2026                                                          1,000      1,005
GCC Home Equity Trust, asset-backed certificates, Series 1990-1, Class A, 10.00%  2005        1,222      1,225     0.01
GS Mortgage Securities Corp., Mortgage Participation Securities,
 Series 1998-2, Class M, 7.75% 2027(3)                                                        1,200      1,224     0.01
Prudential-Bache CMO Trust, Series 3, Class F, 9.44% 2018                                     1,000      1,018     0.01
                                                                                                       882,060     9.75

GOVERNMENTAL

U.S. Treasury Obligations
9.25% August 1998                                                                            43,700     43,898     0.49
9.125% May 1999                                                                               7,750      7,985     0.09
6.875% July 1999                                                                              6,750      6,844     0.08
6.00% August 2000                                                                            11,000     11,105     0.12
7.75% February 2001                                                                          55,500     58,474     0.65
8.00% May 2001                                                                                7,000      7,453     0.08
13.125% May 2001                                                                             21,500     25,770     0.28
14.25% February 2002                                                                          7,000      8,975     0.10
3.625% July 2002(10)                                                                         55,802     55,218     0.61
11.625% November 2002                                                                        92,000    113,390     1.25
6.25% February 2003                                                                           6,000      6,174     0.07
10.75% May 2003                                                                              12,500     15,232     0.17
11.875% November 2003                                                                        10,000     12,888     0.14
5.875% February 2004                                                                         33,000     33,609     0.37
7.25% May 2004                                                                              376,000    407,960     4.51
7.875% November 2004                                                                          3,000      3,369     0.04
11.625% November 2004                                                                       108,800    143,871     1.59
7.50% February 2005                                                                          20,000     22,137     0.24
6.50% May 2005                                                                               18,500     19,526     0.22
6.50% October 2006                                                                           28,500     30,263     0.33
3.375% January 2007(10)                                                                      41,024     39,793     0.44
6.625% May 2007                                                                              11,450     12,298     0.14
9.125% May 2009                                                                              18,000     21,083     0.23
10.375% November 2009                                                                        12,500     15,619     0.17
10.00% May 2010                                                                               7,500      9,343     0.10
10.375% November 2012                                                                        15,000     20,086     0.22
12.00% August 2013                                                                           10,000     14,827     0.16
7.50% November 2016                                                                          32,000     38,415     0.43
8.875% August 2017                                                                          199,875    272,486     3.01
8.125% May 2021                                                                              98,000    127,599     1.41
6.375% August 2027                                                                           30,250     33,218     0.37
                                                                                                     1,638,908    18.11

Federal Agency Obligations - Mortgage Pass-Throughs(8)
Government National Mortgage Assn.:
5.50% 2023(2)                                                                                 1,647      1,678
6.00% 2028                                                                                    1,980      1,934
6.50% 2008-2028(2)                                                                          140,215    142,124
7.00% 2008-2028                                                                              50,057     50,904
7.00% 2022-2024(2)                                                                           48,562     49,703
7.50% 2007-2028                                                                              72,029     74,136
8.00% 2017-2026                                                                              16,918     17,624
8.50% 2020-2028                                                                              29,115     30,768
9.00% 2016-2022                                                                              14,340     15,414
9.50% 2017-2021                                                                              14,553     15,774     4.54
10.00% 2017-2019                                                                              7,739      8,516
10.50% 2015-2019                                                                              1,891        450
11.00% 2013-2016                                                                                898      1,016
11.50% 2015                                                                                      38         43
12.00% 2014                                                                                     111        126
12.50% 2010-2015                                                                                623        727
13.25% 2014                                                                                      79         90
Fannie Mae:
6.00% 2013                                                                                   34,658     34,279
6.089% 2033(2)                                                                               31,184     31,379
6.50% 2013                                                                                    6,723      6,761
6.50% 2013-2028                                                                              25,462     25,597
7.00% 2009-2028                                                                              14,627     14,863
7.50% 2009-2028                                                                              11,077     11,371
7.952% 2026(2)                                                                               11,530     11,770
8.00% 2023-2028                                                                               6,791      7,038
8.307% 2002(2)                                                                                7,231      7,500
8.50% 2009-2027                                                                               9,661     10,123
9.00% 2018-2025                                                                               3,947      4,193
9.50% 2009-2025                                                                               3,305      3,504
10.00% 2018-2025                                                                             11,588     12,714     2.11
10.50% 2012                                                                                   3,327      3,710
11.00% 2015-2020                                                                              2,152      2,415
11.25% 2014                                                                                      34         39
11.50% 2010-2014                                                                                200        229
12.00% 2015-2019                                                                                 68         78
12.50% 2015                                                                                   1,643      1,930
13.00% 2014-2015                                                                              1,174      1,392
15.00% 2013                                                                                      60         73
Freddie Mac:
6.00% 2013                                                                                   20,000     19,808
6.50% 2013                                                                                    7,425      7,476
8.00% 2003-2010                                                                               3,431      3,512
8.25% 2007                                                                                    1,959      2,034
8.50% 2002-2020                                                                              22,535     23,469
8.75% 2008                                                                                    2,597      2,725
9.00% 2021                                                                                      715        763     0.76
10.00% 2011-2019                                                                                230        248
10.50% 2020                                                                                   2,237      2,500
10.75% 2010                                                                                      85         94
11.50% 2000                                                                                      24         25
12.00% 2016-2017                                                                              2,627      3,026
12.50% 2015-2019                                                                              2,356      2,747
12.75% 2019                                                                                     436        508
13.00% 2014                                                                                      36         43
13.50% 2018                                                                                      11         13
13.75% 2014                                                                                      17         20
                                                                                                       670,996     7.41

Governments (Excluding U.S. Government)
Canadian Government:
9.00% 2004                                                                                  C$36000     29,313     1.34
4.25% 2021(10)                                                                               22,982     16,543
4.25% 2026(10)                                                                              104,066     75,429
United Kingdom:
8.50% 2005                                                                                   L23500     44,881     0.91
7.25% 2007                                                                                   10,000     18,351
8.00% 2009                                                                                   10,000     19,620
Hellenic Republic:
8.90% 2004                                                                               GRD4900000     16,345     0.82
2.90% 2007                                                                                 Y1270000      9,778
8.80% 2007                                                                               GRD6500000     22,569
6.95% 2008                                                                                   $5,000      5,158
8.60% 2008                                                                               GRD5870000     20,343
Poland (Republic of) Treasury Bill 1998                                                    PLZ11000      3,031     0.73
Polish Government:
12.00% 2001                                                                                  20,000      4,968
13.00% 2001                                                                                  25,000      6,350
12.00% 2002                                                                                  50,375     12,390
12.00% 2003(2)                                                                             $145,000     35,579
Poland (Republic of) Past Due Interest Registered Bond 3.75% 2014                             4,000      3,608
Deutschland Republic:
8.00% 2002                                                                                  DM34050     21,406     0.40
5.25% 2008                                                                                   26,000     14,923
Treuhandanstalt:
7.125% 2003                                                                                  22,250     13,698     0.38
7.50% 2004                                                                                   32,000     20,479
Bundesrepublik:
7.125% 2002                                                                                  24,000     14,758     0.36
6.00% 2007                                                                                   29,000     17,495
Argentina (Republic of):
8.75% 2002(3)                                                                               ARP5000      4,338     0.33
Eurobonds:
6.312% 2005(2)                                                                                  238        210
11.00% 2006                                                                                   2,500      2,637
11.75% 2007(3)                                                                              ARP9650      9,181
11.375% 2017                                                                                 $6,500      6,922
9.75% 2027                                                                                    7,350      6,817
International Bank of Reconstruction and Development 2.00% 2008                            Y3970000     29,807     0.33
New Zealand Government:
7.00% 2009                                                                                 NZ$18000      9,805     0.32
4.50%  2016(10)                                                                              40,180     19,462
Norwegian Government 6.75% 2007                                                           NOK155000     21,857     0.24
Queensland Treasury Corp. Global 6.00% 2009                                                 A$30000     18,788     0.21
Swedish Government:
10.250% 2003                                                                               SKr58000      9,036     0.19
6.50% 2008                                                                                   60,000      8,390
United Mexican States Government Eurobonds:
Global, 11.375% 2016                                                                         $9,015     10,074     0.15
Series A, 6.25% 2019                                                                          1,000        828
Series A, Units, 6.693% 2019(2)                                                               1,250      1,123
Series B, Units, 6.617% 2019(2)                                                                 500        449
Global, 11.50% 2026                                                                             825        937
Quebec (Province of):
8.625% 2005                                                                                   2,250      2,544     0.10
13.25% 2014                                                                                   5,500      6,179
Panama (Republic of):
Interest Reduction Bond 3.75% 2014(2,3)                                                       6,500      4,875     0.07
Past Due Interest Bond, 6.688% 2016(2,3)                                                      1,562      1,207
Past Due Interest Bond, 6.688% 2016(2)                                                          260        201
Ontario (Province of), 7.75% 2002                                                             3,500      3,717
Ontario Hydro (Province of Ontario) 4.61% 1999(2)                                            C$3000      2,044     0.06
British Columbia Hydro & Power Authority 12.50% 2013                                         $4,000      4,199     0.05
Mendoza (Province of) 10.00% 2007(3)                                                                     3,974     0.04
Hydro-Quebec, Series HKF, 9.375% 2030                                                         2,000      2,698     0.03
Philippines (Republic of):
8.75% 2016                                                                                    2,000      1,885     0.03
8.875% 2008                                                                                     750        717
Venezuela (Republic of):
Front Loaded Interest Reduction Bond, Series B, 6.50% 2007(2)                                   214        178     0.03
6.625% 2007(2)                                                                                1,131        942
Front Loaded Interest Reduction Bond, Series A, 7.00% 2007(2)                                   857        712
Global 9.25% 2027                                                                               750        582
Manitoba (Province of) 9.625% 1999                                                            2,000      2,051     0.02
Brazil (Federal Republic of):
Debt Conversion Bond, Series L,  6.562% 2012(2)                                                 500        348     0.01
Bearer, 8.00% 2014                                                                              290        213
Ecuador (Republic of):(2)
Past Due Interest Registered Bond 6.062% 2015                                                   278        160     0.01
Past Due Interest Bearer Bond 7.25% 2015                                                        417        239
Past Due Interest Discount Bond 7.25% 2025                                                      250        174
Peru (Republic of) Past Due Interest Bond, 4.00% 2017                                           750        467
                                                                                                       647,982     7.16

Federal Agency Oblications - Other
Freddie Mac:
5.74% 2003                                                                                    6,500      6,389     0.72
5.78% 2003                                                                                   14,520     14,288
6.19% 2004                                                                                   11,000     10,873
6.24% 2003                                                                                    2,900      2,880
6.27% 2004                                                                                    3,500      3,477
6.28% 2003                                                                                    3,000      2,984
6.30% 2003                                                                                    2,000      1,991
6.375% 2003                                                                                   5,820      5,801
6.39% 2003                                                                                    5,830      5,807
6.50% 2003                                                                                    6,200      6,186
7.25% 2007                                                                                    5,000      5,005
Fannie Mae:
Medium-Term Note, 6.14% 2004                                                                 13,000     12,868     0.32
6.50% 2002                                                                                   A$5000      3,191
7.70% 2004                                                                                  $12,500     12,750
Federal Home Loan Bank Bonds:
6.27% 2004                                                                                    5,000      4,965     0.20
6.38% 2003                                                                                    3,000      2,986
7.013% 2007                                                                                  10,000     10,066
FNSM Callable Principal STRIPS 0%/8.25% 2022(1)                                               4,500      4,418     0.05
                                                                                                       116,925     1.29

Collateralized Mortgage Obligations - Federal Agencies(8)
Freddie Mac:
Series 1673, Class SA, 4.4499% 2024(9)                                                        7,879      5,690     0.45
Series 1657, Class SA, 5.9935% 2023(9)                                                        7,520      6,119
Series 1849, Class Z, 6.00% 2008                                                              5,664      5,467
Series 2030, Class F6 6.188% 2028(2)                                                          2,674      2,684
Series 1983, Class FB, 6.625% 2026(2)                                                         9,392      9,433
Series 1716, Class A, 6.50% 2009                                                              4,750      4,631
Series 1948, Class PJ, 6.65% 2027                                                             3,000      2,995
Series 178, Class Z, 9.25% 2021                                                               3,284      3,519
Fannie Mae:
Series 90-93, Class G, 5.50% 2020                                                             1,079      1,056     0.35
Series 91-2, Class Z, 6.50% 2021                                                             16,173     16,138
Series 94-4, Class ZA, 6.50% 2024                                                             3,662      3,496
Series 93-247, Class Z, 7.00% 2023                                                            4,085      4,127
Series 97-41, Class B, 7.25% 2027                                                             1,000      1,003
Series 91-146, Class Z, 8.00% 2006                                                            5,845      6,062
                                                                                                        72,420     0.80

FLOATING RATE EURODOLLAR NOTES (UNDATED)(2)

Skandinaviska Enskilda Banken 7.50%                                                          24,000     24,800     0.27
Canadian Imperial Bank of Commerce 5.813%                                                    25,000     21,750     0.24
Standard Chartered Bank:
!5.775%                                                                                       5,000      3,200     0.14
!5.813%                                                                                      15,000      9,638
Bank of Scotland 7.00% (3)                                                                   10,000     10,157     0.11
Bank of Nova Scotia 5.875%                                                                   10,000      8,700     0.10
Fuji International Finance (Bermuda) Trust, Fuji Bank, Ltd. 7.30%                            10,000      8,600     0.09
Hongkong and Shanghai Banking Corp. 6.25% 2049                                               10,000      7,377     0.08
Lloyds Bank (#2) 6.062%                                                                       8,000      7,085     0.08
Allied Irish Banks Ltd. 6.438%                                                                7,000      6,352     0.07
Midland Bank 5.813%                                                                           5,000      4,249     0.05
Bergen Bank 6.00%                                                                             5,000      4,130     0.05
National Bank of Canada 3.031%                                                                5,000      4,013     0.04
Christiana Bank Og Kreditkasse 6.606%                                                         4,000      3,390     0.04
                                                                                                       123,441     1.36


OTHER SECURITIES & MISCELLANEOUS
                                                                                            Shares
Stocks and Warrants
CellNet Data Systems, Inc. (USA)(6)
NEXTEL Communications Inc., Class A (USA)                                                   398,000      3,084     0.03
NEXTEL Communications, Inc., warrants, expire 1999 (USA)(6,11)                              122,000      3,044     0.03
Cellular Communications International, Inc., warrants, expire 2003 (USA)(11)                 39,000         64
Protection One Alarm Monitoring, Inc. warrants, expire 2005 (USA)(3,11)                      15,000        527     0.01
IntelCom Group Inc., warrants, expire 2005 (USA)(3,11)                                       54,000        517     0.01
Discovery Zone, Inc. (USA)(6,7)                                                              20,000        376     0.00
                                                                                             14,000         71     0.00
                                                                                                         7,683     0.08
Miscellaneous
Investment securities in initial period of acquisition
                                                                                            380,000      9,334     0.10

TOTAL BONDS, NOTES AND EQUITY SECURITIES (cost:  $8,209,628,000)
                                                                                                     8,331,338    92.05
                                                                                         Principal
SHORT-TERM SECURITIES                                                                        Amount
                                                                                              (000)
Commercial Paper
Ford Motor Credit Co.:
6.05% due 7/1/98
5.51% due 7/10/98                                                                            34,700     34,694     0.66
E.I du Pont de Nemours & Co.:                                                                25,000     24,962
5.48% due 7/7/98
5.49% due 8/4/98                                                                             24,600     24,574     0.64
National Rural Utilities Cooperatibe Finance Corp.:                                          33,800     33,619
5.48% due 7/24/98
5.47% due 7/28/98                                                                            13,500     13,451     0.63
5.50% due 8/5/98                                                                             12,200     12,148
5.50% due 8/6/98                                                                             13,423     13,349
A.I. Credit Corp.:                                                                           17,900     17,799
5.48% due 7/16/98
5.48% due 7/20/98                                                                            10,000      9,976     0.60
5.47% due 8/17/98                                                                            15,000     14,954
5.48% due 9/11/98                                                                            20,000     19,853
General Motors Acceptance Corp.:                                                             10,000      9,887
5.50% due 7/14/98
5.50% due 7/15/98                                                                            25,000     24,947     0.55
International Lease Finance Corp.:                                                           25,000     24,943
5.49% due 8/21/98
5.48% due 8/24/98                                                                            25,000     24,801     0.55
Bellsouth Telecommunications Inc.:                                                           25,000     24,790
5.48% due 7/6/98
5.48% due 7/7/98                                                                             15,900     15,885     0.55
5.47% due 8/18/98                                                                            15,000     14,984
SBC Communications:(3)                                                                       18,800     18,659
5.50% due 7/13/98
5.47% due 7/21/98                                                                            11,900     11,876     0.52
American Express Credit Corp.:                                                               35,000     34,888
5.53% due 7/22/98
5.49% due 7/27/98                                                                            15,000     14,949     0.54
H.J. Heinz Co.:                                                                              33,850     33,710
5.51% due 7/8/98
5.50% due 7/15/98                                                                            19,000     18,977     0.50
Lucent Technologies Inc.:                                                                    26,000     25,940
5.50% due 7/9/98
5.50% due 7/29/98                                                                            25,000     24,966     0.49
Coca-Cola Co. 5.48% due 7/13/98                                                              20,000     19,911
Commercial Credit Co. 5.52% due 7/23/98                                                      43,100     43,014     0.48
                                                                                             26,500     26,406     0.29
TOTAL SHORT-TERM SECURITIES (COST $632,920,000)
TOTAL INVESTMENT SECURITIES (COST $8,842,548,000)                                                      632,912     6.99
Excess of cash and receivables over payables                                                         8,964,250    99.04
NET ASSETS                                                                                              87,033     0.96
                                                                                                     9,051,283   100.00

/1/Step bond; coupon rate will increase at a later date.
/2/Coupon rate may change periodically.
/3/Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
/4/Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
/5/Purchased as a unit; issue was separated but reattached for reporting purposes.
/6/Valued under procedures established by the Board of Directors.
/7/Company is not making interest or dividend payments; bankruptcy proceedings pending.
/8/Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.  Therefore, the effective maturities are shorter than the stated maturities.
/9/Inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.
/10/Index-linked bond whose principal amount moves with a government retail price index.
/11/A13Non-income-producing security.





See Notes to Financial Statements

The Bond Fund of America                                           (Unaudited)
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998                                       (dollars in     thousands)
Assets:
Investment securities at market
 (cost: $8,842,548)                                                 $8,964,250
Cash                                                                    23,598
Receivables for--
 Sales of investments                                  $103,167
 Forward currency contracts                                 760
 Sales of Fund's shares                                  19,093
 Dividends and accrued interest                         129,364        252,384
                                                       --------       --------
                                                                     9,240,232
Liabilities:
Payables for--                                                                        1
 Purchases of investments                               165,623
 Repurchases of fund's shares                            10,660
 Dividends on Fund's shares                               8,675
 Management services                                      2,342
 Accrued expenses                                         1,649        188,949
                                                          8,714       $197,663
                                                       --------       --------
Net Assets at June 30, 1998--
 Equivalent to $13.96 per share on
 648,194,350 shares of $1 par value
 capital stock outstanding (authorized
 capital stock - 1,000,000,000 shares)                              $9,051,283
                                                                      ========
STATEMENT OF OPERATIONS                                            (Unaudited)
for the six months ended June 30, 1998              (dollars in     thousands)
Investment Income:
Income:
 Interest                                              $319,917
 Dividends from investment in stocks                      5,633       $325,550

Expenses:
 Management services fee                                $13,871
 Distribution expenses                                   10,730
 Transfer agent fee                                       2,583
 Reports to shareholders                                    145
 Registration statement and prospectus                      337
 Postage, stationery and supplies                           428
 Directors' fees                                             29
 Auditing and legal fees                                     56
 Custodian fee                                              228
 Taxes other than federal income tax                         63
 Other expenses                                              39         28,509
                                                       --------       --------
Net investment income                                                  297,041
                                                                       =======
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                       57,714
Net unrealized
 depreciation on:
 Investments                                            (25,249)
 Open forward currency contracts                         (7,551)
                                                       --------
  Net unrealized depreciation                                          (32,800)
                                                                      --------
 Net realized loss and
  unrealized depreciation
  on investments                                                        24,914
                                                                      --------
Net Increase in Net Assets Resulting                                  $321,955
 from Operations                                                       =======




STATEMENT OF CHANGES IN NET ASSETS                  (dollars in     thousands)

                                                     Six months     Year ended
                                                          ended   December 31,
                                                 June 30, 1998*            1997

Operations:
Net investment income                                  $297,041       $520,154
Net realized gain on investments                         57,714         99,025
Net unrealized appreciation
 (depreciation) on investments                          (32,800)        44,044
                                                       --------       --------
 Net increase in net assets
  resulting from operations                             321,955        663,223
                                                       --------       --------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net
  investment income                                    (307,119)      (526,643)
 Distributions from net realized gain
  on investments                                        (42,997)             -
                                                       --------       --------
Total dividends and distributions                      (350,116)      (526,643)
                                                       --------       --------
Capital Share Transactions:
Proceeds from shares sold:
 106,205,192 and 159,869,358
 shares, respectively                                 1,490,607      2,214,949
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 19,166,316 and 28,414,675 shares,
 respectively                                           268,389        393,612
Cost of shares repurchased:
 61,005,561 and 113,580,749
 shares, respectively                                  (855,683)    (1,571,399)
                                                       --------       --------
 Net increase in net assets
 resulting from capital share
 transactions                                           903,313      1,037,162
                                                       --------       --------
Total Increase in Net Assets                            875,152      1,173,742

Net Assets:
Beginning of period                                   8,176,131      7,002,389
                                                       --------       --------
End of period (including
 undistributed net investment
 income: ($5,363) and $11,969
 respectively)                                       $9,051,283     $8,176,131
                                                       ========        =======


*Unaudited
See Notes to Financial Statements


            (Unaudited)


 NOTES TO FINANCIAL STATEMENTS

1. The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

 Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the- counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.
 Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.
 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest and dividend income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

 The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 As of June 30, 1998, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $121,702,000, of which $277,002,000 related to appreciated securities and $155,300,000 related to depreciated securities. During the six months ended June 30, 1998, the fund realized, on a tax basis, a net capital gain of $59,787,000 on securities transactions. Net losses related to non-U.S. currency transactions of $2,074,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $8,842,548,000 at June 30, 1998.

3. The fee of $13,871,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; 0.16% of such assets in excess of $3 billion but not exceeding $6 billion; and 0.15% of such assets in excess of $6 billion; plus 3.00% on the first $450,000 of the fund's monthly gross investment income; 2.25% of such income in excess of $450,000 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

 Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended June 30, 1998, distribution expenses under the Plan were limited to $10,730,000. Had no limitation been in effect, the fund would have paid $11,766,000 in distribution expenses under the Plan. As of June 30, 1998, accrued and unpaid distribution expenses were $1,396,000.

 American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $2,583,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,602,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.
 Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 1998, aggregate amounts deferred and earnings thereon were $109,000.

 CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund

4. As of June 30, 1998, accumulated undistributed net realized gain on investments was $78,176,000 and additional paid-in capital was $8,230,534,000.

 The fund made purchases and sales of investment securities, excluding short-term securities, of $3,868,114,000 and $3,014,684,000, respectively, during the six months ended June 30, 1998.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $228,000 includes $156,000 that was paid by these credits rather than in cash.

 Net realized currency losses on interest and sales of non-U.S. bonds and notes, on a book basis, were $22,683,000 for the six months ended June 30, 1998.
 At June 30, 1998, the fund had outstanding forward currency contracts to sell non-U.S. currency as follows:




                                                                    Contract        Amount U.S. Valuations   at 06/30/98
                                                                 -----------   -----------    -----------    -----------
                                                                                                              Unrealized
                                                                                                            Appreciation
Non-U.S. Currency Sales Contracts                                   Non-U.S.          U.S.         Amount (Depreciation)

Australian Dollars expiring 7/06/98 to 9/14/98              A$    37,455,000   $22,712,000    $23,253,000     ($541,000)
British Pounds expiring 8/17/98 to 10/02/98              Pound    42,775,000    70,600,000     71,208,000      (608,000)
German Deutsche Marks expiring 7/07/98 to 10/02/98          DM   126,471,000    70,717,000     70,309,000        408,000
Japanese Yen expiring 8/24/98 to 10/20/98                  Yen  5,362,754,000   41,029,000     39,459,000      1,570,000
New Zealand Dollars expiring 7/15/98 to 8/26/98            NZ$    28,332,000    14,463,000     14,708,000      (245,000)
Swedish Krona expiring 7/06/98 to 8/03/98                  SKr    71,800,000     9,262,000      8,999,000        263,000
                                                                               -----------    -----------    -----------

                                                                               $228,783,000    $227,936,000     $847,000
                                                                                ==========     ==========     ==========

Per-Share Data and Ratios

                                                                Six months
                                                                     ended       Year       ended   December         31
                                                               6/30/98 (1)        1997       1996       1995       1994       1993
Net Asset Value, Beginning of Period                                $14.00     $13.75      $13.88     $12.69     $14.45     $13.99
                                                                  --------   --------    --------   --------   --------   --------

 Income from Investment Operations:
  Net investment income                                               0.48       0.98        1.02       1.05       1.05       1.09
  Net realized and unrealized gain(loss) on investments               0.05       0.25       (0.13)      1.18      (1.76)      0.84
                                                                  --------   --------    --------   --------   --------   --------
   Total income (loss) from investment operations                     0.53       1.23        0.89       2.23      (0.71)      1.93
                                                                  --------   --------    --------   --------   --------   --------

 Less Distributions:
  Dividends from net investment income                               (0.50)     (0.98)      (1.02)     (1.04)     (1.05)    (1.08)
  Distributions from net realized gains                              (0.07)        --          --         --         --     (0.39)
                                                                        --         --          --         --         --         --
                                                                  --------   --------    --------   --------   --------   --------
   Total distributions                                               (0.57)     (0.98)      (1.02)     (1.04)     (1.05)    (1.47)
                                                                  --------   --------    --------   --------   --------   --------
Net Asset Value, End of Period                                      $13.96     $14.00      $13.75     $13.88     $12.69     $14.45
                                                                   =======    =======     =======    =======    =======    =======

Total Return (2)                                                  3.73 /3/      9.24%       6.71%     18.25%    (5.02%)     14.14%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                            $9,051     $8,176      $7,002     $6,290     $4,941     $5,285
 Ratio of expenses to average net assets                          0.33 /3/        0.68       .71%       .74%       .69%      0.71%
 Ratio of net income to average net assets                       3.43% /3/      6.95%       7.47%      7.87%      7.77%      7.53%
 Portfolio turnover rate                                        37.96% /3/     51.96%      43.43%     43.80%     56.98%     44.68%


/1/ Unaudited
/2/ Excludes maximum sales charge of 4.75%
/3/ Based on operations for the period shown and, accordingly, not representative of a full year.



[The American Funds Group(R)]


OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY


333 South Hope Street
Los Angeles, California 90071-1443


135 South State College Boulevard
Brea, California 92821-5804


TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS

American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL

Paul, Hastings, Janofsky & Walker, LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462


The Bond Fund of America is one of the 28 mutual funds in The American Funds Group,(R) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.


FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.


This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1998, this report must be accompanied by an American Funds Group Quarterly Statistical Update for the most recently completed calendar quarter. Printed on recycled paper
Litho in USA CD/GRS/3908
Lit. No. BFA-013-0898
45005/15005